CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - Omnium Telecom Algerie $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Percentage of interest in subsidiary	51.00%
Tax expense on gains (losses)	$ 350